CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND MEZZANINE EQUITY - USD ($)	Common Shares [Member]	Series B Preferred Shares [Member] Preferred B Shares [Member]	Par Value of Shares Issued [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Castor Maritime Inc. [Member]	Non-controlling Interest [Member]	Total	Series D Preferred Shares [Member]
Balance at Dec. 31, 2021			$ 9,473	$ 303,743,302	$ 39,181,595	$ 0	$ 342,934,370	$ 0	$ 342,934,370
Balance (in shares) at Dec. 31, 2021	9,460,976	12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Other comprehensive loss									0
Net income and comprehensive income			0	0	118,560,690	0	118,560,690	0	118,560,690
Ending balance at Dec. 31, 2022			9,473	303,743,302	157,742,285	0	461,495,060	0	461,495,060
Balance (in shares) at Dec. 31, 2022	9,460,976	12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Distribution of net assets of Toro Corp. to shareholders (Note 1)			0	(37,919,432)	0	0	(37,919,432)	0	(37,919,432)
Issuance of common shares pursuant to the ATM Program (Note 14)			201	620,690	0	0	620,891	0	620,891
Issuance of common shares pursuant to the ATM Program (Note 14) (in shares)	201,378	0
Capital contribution from extinguishment, pursuant to the issuance of Series D Preferred Shares to Toro (Note 14)			0	500,000	0	0	500,000	0	500,000
Dividend on Series D Preferred Shares			0	0	(1,020,833)	0	(1,020,833)	0	(1,020,833)
Deemed dividend on Preferred Shares			0	0	(196,296)	0	(196,296)	0	(196,296)
Warrants repurchase (Note 14)			0	(941,626)	0	0	(941,626)	0	(941,626)
Deemed dividend on warrants repurchase (Note 14)			0	444,885	(444,885)	0	0	0	0
Other comprehensive loss									0
Net income and comprehensive income			0	0	38,642,488	0	38,642,488	0	38,642,488
Ending balance at Dec. 31, 2023			9,674	266,447,819	194,722,759	0	461,180,252	0	461,180,252
Balance (in shares) at Dec. 31, 2023	9,662,354	12,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series D Preferred Shares at fair value, net of costs (Note 14)									49,353,193
Issuance of Series D Preferred Shares at fair value, net of costs (Note 14) (in shares)										50,000
Deemed dividend on Series D Preferred Shares									196,296
Ending balance at Dec. 31, 2023									49,549,489	$ 49,549,489
Ending balance (in shares) at Dec. 31, 2023										50,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Capital contribution from extinguishment, pursuant to the issuance of Series D Preferred Shares to Toro (Note 14)			0	0	22,437,675	0	22,437,675	0	22,437,675
Dividend on Series D Preferred Shares			0	0	(2,645,833)	0	(2,645,833)	0	(2,645,833)
Deemed dividend on Preferred Shares			0	0	(606,444)	0	(606,444)	0	(606,444)
Warrants repurchase (Note 14)			0	(1,058,481)	0	0	(1,058,481)	0	(1,058,481)
Acquisition of non-controlling interest (MPC Capital acquisition) Note 8			0	0	0	0	0	55,623,553	55,623,553
Changes due to disposal of a subsidiary			0	0	0	0	0	(440,615)	(440,615)
Share-based compensation (Note 24)			0	0	0	0	0	9,494	9,494
Other comprehensive loss			0	0	0	(1,509,187)	(1,509,187)	(537,884)	(2,047,071)
Net income and comprehensive income			0	0	14,618,996	0	14,618,996	685,938	15,304,934
Ending balance at Dec. 31, 2024			$ 9,674	$ 265,389,338	$ 228,527,153	$ (1,509,187)	$ 492,416,978	$ 55,340,486	547,757,464
Balance (in shares) at Dec. 31, 2024	9,662,354	12,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Non-cash extinguishment of Series D Preferred Shares (Note 14)									(50,037,675)
Non-cash extinguishment of Series D Preferred Shares (Note 14) (in shares)										(50,000)
Issuance of Series D Preferred Shares at fair value, net of costs (Note 14)									77,590,000
Issuance of Series D Preferred Shares at fair value, net of costs (Note 14) (in shares)										100,000
Deemed dividend on Series D Preferred Shares									606,444
Ending balance at Dec. 31, 2024									$ 77,708,258	$ 77,708,258
Ending balance (in shares) at Dec. 31, 2024										100,000